Commitments and Contingencies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Prospectus to purchase (in Shares)	1,500,000	1,500,000
Cash underwriting discount	2.50%	2.50%
Gross Proceeds	$ 2,875,000	$ 2,875,000
Deferred fee	3.75%	3.75%
Purchase option	$ 100	$ 100
Purchase units (in Shares)	345,000	345,000
Exercisable price per share (in Dollars per share)	$ 11.5	$ 11.5
Aggregate exercise price	$ 3,967,500	$ 3,967,500
Expires year	5 years	5 years
Cash payment	$ 100	$ 100
Right of first refusal, description	The Company has granted Chardan a right of first refusal, for a period of 18 months after the date of the consummation of a Business Combination, to act as a book-running manager or placement agent, with at least 30% of the economics, for any and all future public and private equity, equity linked and debt offerings of the Company or any of its successors or subsidiaries.	The Company has granted Chardan a right of first refusal, for a period of 18 months after the date of the consummation of a Business Combination, to act as a book-running manager or placement agent, with at least 30% of the economics, for any and all future public and private equity, equity linked and debt offerings of the Company or any of its successors or subsidiaries.
Fair value		$ 715,303
Offering costs	$ 8,365,339	8,365,339
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Gross proceeds	$ 4,312,500	4,312,500
IPO [Member]
Commitments and Contingencies [Line Items]
Offering costs		$ 8,365,339